Quarterly Holdings Report
for
Fidelity® Capital Appreciation Fund
January 31, 2024
CAF-NPRT1-0324
1.813030.119
Common Stocks - 99.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.9%
Entertainment - 4.7%
Netflix, Inc. (a)	201,700	113,781
Universal Music Group NV	3,584,951	105,676
Warner Music Group Corp. Class A	1,737,551	63,403
		282,860
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	745,940	104,506
Class C (a)	683,420	96,909
Epic Games, Inc. (a)(b)(c)	4,584	2,827
Meta Platforms, Inc. Class A	127,000	49,548
		253,790
TOTAL COMMUNICATION SERVICES		536,650
CONSUMER DISCRETIONARY - 12.2%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	762,000	17,061
Broadline Retail - 5.3%
Amazon.com, Inc. (a)	1,363,260	211,578
Dollarama, Inc.	291,500	21,393
MercadoLibre, Inc. (a)	38,200	65,391
PDD Holdings, Inc. ADR (a)	122,600	15,554
Savers Value Village, Inc. (d)	495,100	9,253
		323,169
Diversified Consumer Services - 0.3%
Service Corp. International	240,600	16,149
Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc. Class A (a)	481,000	69,331
Booking Holdings, Inc. (a)	10,700	37,530
Domino's Pizza, Inc.	47,160	20,101
Flutter Entertainment PLC (a)	160,400	33,103
Kura Sushi U.S.A., Inc. Class A (a)(d)	96,500	9,470
		169,535
Specialty Retail - 2.0%
TJX Companies, Inc.	1,301,500	123,525
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	23,738	19,774
LVMH Moet Hennessy Louis Vuitton SE	48,204	40,109
Samsonite International SA (a)(e)	10,588,200	29,559
		89,442
TOTAL CONSUMER DISCRETIONARY		738,881
CONSUMER STAPLES - 2.6%
Beverages - 0.9%
Monster Beverage Corp.	986,776	54,292
Personal Care Products - 1.7%
Estee Lauder Companies, Inc. Class A	167,100	22,056
Kenvue, Inc.	4,028,700	83,636
		105,692
TOTAL CONSUMER STAPLES		159,984
ENERGY - 2.9%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	726,800	35,395
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp. (a)	474,200	10,594
Canadian Natural Resources Ltd. (d)	563,600	36,065
Cheniere Energy, Inc.	351,300	57,610
New Fortress Energy, Inc. (d)	411,300	13,667
Range Resources Corp.	795,200	23,093
		141,029
TOTAL ENERGY		176,424
FINANCIALS - 10.9%
Banks - 0.6%
JPMorgan Chase & Co.	199,200	34,733
Capital Markets - 1.9%
Ares Management Corp.	104,100	12,646
Moody's Corp.	129,400	50,730
Morgan Stanley	609,300	53,155
		116,531
Consumer Finance - 0.2%
Capital One Financial Corp.	99,100	13,410
Financial Services - 6.0%
Apollo Global Management, Inc.	59,800	6,004
Corebridge Financial, Inc.	703,400	17,001
Fiserv, Inc. (a)	315,600	44,774
Global Payments, Inc.	300,200	39,996
MasterCard, Inc. Class A	350,600	157,500
Rocket Companies, Inc. (a)(d)	1,176,651	14,485
Visa, Inc. Class A	289,500	79,109
		358,869
Insurance - 2.2%
Arthur J. Gallagher & Co.	280,941	65,223
BRP Group, Inc. (a)	698,800	15,681
Marsh & McLennan Companies, Inc.	273,900	53,093
		133,997
TOTAL FINANCIALS		657,540
HEALTH CARE - 14.9%
Biotechnology - 5.0%
AbbVie, Inc.	611,400	100,514
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,379,600	331
rights (a)(c)	1,379,600	124
Alnylam Pharmaceuticals, Inc. (a)	197,100	34,081
Arcellx, Inc. (a)	63,800	3,945
Arrowhead Pharmaceuticals, Inc. (a)	163,811	5,258
Beam Therapeutics, Inc. (a)(d)	82,900	2,023
BioMarin Pharmaceutical, Inc. (a)	119,200	10,499
Blueprint Medicines Corp. (a)	31,800	2,529
Cytokinetics, Inc. (a)	182,111	14,228
Galapagos NV sponsored ADR (a)(d)	354,700	13,326
Gamida Cell Ltd. (a)(d)	2,169,053	835
Gamida Cell Ltd. warrants 4/21/28 (a)	317,400	15
Hookipa Pharma, Inc. (a)	916,200	569
Immunocore Holdings PLC ADR (a)	158,900	11,487
Krystal Biotech, Inc. (a)	19,100	2,125
Legend Biotech Corp. ADR (a)	157,900	8,694
Regeneron Pharmaceuticals, Inc. (a)	61,022	57,530
Repligen Corp. (a)	127,400	24,130
Sarepta Therapeutics, Inc. (a)	42,900	5,105
Seres Therapeutics, Inc. (a)	330,500	373
Synlogic, Inc. (a)	61,286	211
Vor Biopharma, Inc. (a)(d)	610,405	1,404
XOMA Corp. (a)(d)	296,000	5,911
		305,247
Health Care Equipment & Supplies - 4.7%
Axonics, Inc. (a)	79,800	5,417
Baxter International, Inc.	859,500	33,254
Boston Scientific Corp. (a)	2,620,000	165,741
Inspire Medical Systems, Inc. (a)	50,200	10,586
Lantheus Holdings, Inc. (a)	40,200	2,088
Masimo Corp. (a)	350,600	45,206
Penumbra, Inc. (a)	74,461	18,778
		281,070
Health Care Providers & Services - 1.0%
HealthEquity, Inc. (a)	772,900	58,416
Health Care Technology - 0.1%
Evolent Health, Inc.	277,900	8,173
Life Sciences Tools & Services - 3.9%
Agilent Technologies, Inc.	130,500	16,978
Bio-Techne Corp.	217,800	15,316
Bruker Corp.	441,248	31,554
Chemometec A/S	87,800	4,779
Codexis, Inc. (a)	970,508	2,552
Danaher Corp.	244,639	58,691
Sartorius Stedim Biotech	75,300	20,442
Thermo Fisher Scientific, Inc.	157,900	85,105
		235,417
Pharmaceuticals - 0.2%
Aclaris Therapeutics, Inc. (a)	218,000	253
Chugai Pharmaceutical Co. Ltd.	303,100	10,903
		11,156
TOTAL HEALTH CARE		899,479
INDUSTRIALS - 14.9%
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	210,600	36,038
Electrical Equipment - 1.4%
Eaton Corp. PLC	270,700	66,614
HD Hyundai Electric Co. Ltd.	75,510	5,783
Nextracker, Inc. Class A	309,926	14,030
		86,427
Ground Transportation - 3.2%
Uber Technologies, Inc. (a)	2,953,800	192,795
Industrial Conglomerates - 1.5%
General Electric Co.	666,500	88,258
Machinery - 3.6%
Energy Recovery, Inc. (a)	240,200	3,726
Ingersoll Rand, Inc.	1,432,945	114,435
Parker Hannifin Corp.	120,600	56,019
Westinghouse Air Brake Tech Co.	330,400	43,471
		217,651
Passenger Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR (a)	273,600	36,553
Professional Services - 3.0%
Equifax, Inc.	361,700	88,378
KBR, Inc.	1,350,000	70,349
TransUnion	339,700	23,504
		182,231
Trading Companies & Distributors - 1.0%
Ferguson PLC	332,600	62,593
TOTAL INDUSTRIALS		902,546
INFORMATION TECHNOLOGY - 30.8%
Electronic Equipment, Instruments & Components - 1.4%
Flex Ltd. (a)	1,779,597	42,248
Jabil, Inc.	331,100	41,484
		83,732
IT Services - 1.3%
Gartner, Inc. (a)	64,700	29,596
MongoDB, Inc. Class A (a)	123,419	49,432
		79,028
Semiconductors & Semiconductor Equipment - 13.0%
Aixtron AG	594,500	22,339
Allegro MicroSystems LLC (a)	404,357	10,489
Analog Devices, Inc.	197,000	37,895
ASML Holding NV (depository receipt)	78,999	68,715
BE Semiconductor Industries NV	349,367	52,783
KLA Corp.	51,900	30,831
Marvell Technology, Inc.	246,000	16,654
Micron Technology, Inc.	340,800	29,224
Monolithic Power Systems, Inc.	37,500	22,602
NVIDIA Corp.	539,436	331,899
NXP Semiconductors NV	196,500	41,377
SiTime Corp. (a)	215,200	22,934
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	564,800	63,800
Universal Display Corp.	200,528	34,044
		785,586
Software - 13.2%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	1,620,156	4,034
DocuSign, Inc. (a)	333,300	20,305
HubSpot, Inc. (a)	52,300	31,955
Intuit, Inc.	77,100	48,676
Manhattan Associates, Inc. (a)	169,548	41,126
Microsoft Corp.	1,575,910	626,544
NICE Ltd. sponsored ADR (a)	96,900	20,165
Volue A/S (a)(d)	1,407,500	2,958
		795,763
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	640,808	118,165
TOTAL INFORMATION TECHNOLOGY		1,862,274
MATERIALS - 1.3%
Chemicals - 1.2%
Aspen Aerogels, Inc. (a)	519,300	5,832
Linde PLC	117,600	47,608
Sherwin-Williams Co.	53,900	16,406
		69,846
Construction Materials - 0.1%
Eagle Materials, Inc.	29,400	6,653
TOTAL MATERIALS		76,499
TOTAL COMMON STOCKS (Cost $4,038,026)		6,010,277

Convertible Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (b)(c)	677	722
Series A2 (b)(c)	123	131
		853
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)	41,000	523
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	153,900	509
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
ASAPP, Inc.:
Series C (a)(b)(c)	513,013	1,560
Series D (b)(c)	2,823,822	8,359
		9,919
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	110,923	2,587
Series C3 (a)(b)(c)	138,654	3,233
Series C4 (a)(b)(c)	37,518	875
Series C5 (a)(b)(c)	75,216	1,754
		8,449
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $27,843)		20,253

Convertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $1,334)	1,334	1,347

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $1,724)	1,724	1,739

Money Market Funds - 1.1%
	Shares	Value ($) (000s)
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i) (Cost $68,272)	68,264,945	68,272

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,137,199)	6,101,888
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(52,203)
NET ASSETS - 100.0%	6,049,685

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,200,000 or 0.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,559,000 or 0.5% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Akeana Series C	1/23/24	523

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	3,384

ASAPP, Inc. Series D	8/29/23	10,904

Canva, Inc. Series A	9/22/23	722

Canva, Inc. Series A2	9/22/23	131

ElevateBio LLC Series C	3/09/21	646

Epic Games, Inc.	3/29/21	4,057

Illuminated Holdings, Inc. Series C2	7/07/20	2,773

Illuminated Holdings, Inc. Series C3	7/07/20	4,160

Illuminated Holdings, Inc. Series C4	1/08/21	1,351

Illuminated Holdings, Inc. Series C5	6/16/21	3,249

Illuminated Holdings, Inc. 0%	6/14/23	1,334

Illuminated Holdings, Inc. 0%	9/27/23	1,724

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,669	229,182	235,851	328	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	56,263	118,000	105,991	66	-	-	68,272	0.3%
Total	62,932	347,182	341,842	394	-	-	68,272

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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